Label	Element	Value
Delaware Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Delaware Diversified Income Fund
Supplement Text	dgif_SupplementTextBlock

DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund (the “Fund”)

Supplement to the Fund’s Statutory Prospectus and Statement of Additional Information
each dated February 28, 2018

On Nov. 15, 2017, the Board of Trustees of Delaware Group® Adviser Funds voted to decrease the Fund’s investment authority limitations for high yield securities, emerging markets securities, foreign securities and foreign currency. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following replaces the second paragraph in the section of the Fund’s Statutory Prospectus entitled “Fund Summary – What are the Fund's principal investment strategies?”:

Under normal circumstances, between 5% and 50% of the Fund’s total assets will be allocated to the US high yield sector. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund’s total assets. The Fund will limit its investments in foreign securities to between 5% and 50% of its net assets and will seek to hedge its foreign currency exposure, which will be limited to 25% of the Fund’s net assets, by entering into forward foreign currency contracts.

Supplement Closing	dgif_SupplementClosingTextBlock

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated February 28, 2018.